Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2024

Cost	403	10 147	1 213	9 630	21 393

Accumulated depreciation and impairment	-5	-5 251	-7	-6 616	-11 879

Net book value	398	4 896	1 206	3 014	9 514

At January 1, 2024	398	4 896	1 206	3 014	9 514

Impact of acquisitions of businesses		6		14	20

Reclassifications	1	136	-569	432

Additions	0	73	1 082	229	1 384

Disposals and derecognitions	-4	-35	-19	-58	-116

Depreciation charge		-327		-558	-885

Impairment charge	-5	-13	-3	-27	-48

Reversal of impairment charge				1	1

Currency translation effects	-19	-194	-94	-105	-412

At December 31, 2024	371	4 542	1 603	2 942	9 458

At December 31, 2024

Cost	376	9 526	1 610	9 046	20 558

Accumulated depreciation and impairment	-5	-4 984	-7	-6 104	-11 100

Net book value	371	4 542	1 603	2 942	9 458

Commitments for purchases of property, plant and equipment [1]					770

Capitalized borrowing costs					5

[1] The estimated timing of the commitments for purchase of property, plant and equipment are as follows: 2025: USD 624 million, 2026: USD 115 million, 2027: USD 29 million, 2028: USD 2 million, 2029 and thereafter nil.

The following table summarizes the movements of property, plant and equipment during 2023:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2023

Cost	451	11 396	1 184	11 842	24 873

Accumulated depreciation and impairment	-9	-5 903	-27	-8 170	-14 109

Net book value	442	5 493	1 157	3 672	10 764

At January 1, 2023	442	5 493	1 157	3 672	10 764

Costs and accumulated depreciation/impairments on assets related to discontinued operations [1]	-54	-422	-280	-588	-1 344

Impact of acquisitions of businesses		12	1	5	18

Reclassifications		197	-420	223

Additions	1	85	734	245	1 065

Disposals and derecognitions	-16	-261	-20	-63	-360

Depreciation charge		-343		-573	-916

Impairment charge	-3	-36	-10	-57	-106

Reversal of impairment charge	3	9		4	16

Currency translation effects	25	162	44	146	377

At December 31, 2023	398	4 896	1 206	3 014	9 514

At December 31, 2023

Cost	403	10 147	1 213	9 630	21 393

Accumulated depreciation and impairment	-5	-5 251	-7	-6 616	-11 879

Net book value	398	4 896	1 206	3 014	9 514

Commitments for purchases of property, plant and equipment					744

Capitalized borrowing costs					3

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 29 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

Respective Useful Lives of property, plant and equipment
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Property, plant and equipment impairment charges and reversals [table text block]
(USD millions)	2024	2023	2022

Depreciation charge	-885	-916	-967

Impairment charge	-48	-106	-411

Impairment reversals	1	16	4

[1] Note 29 provides disclosure of discontinued operations depreciation charge, impairment charge and reversals of impairment charge.